UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Company 1209 Orange Street Wilmington, DE 19801
with a copy to: PractusTM LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	800-267-7400
Date of fiscal year end:	March 31
Date of reporting period:	July 1, 2019 to June 30, 2020

Item 1.  Proxy Voting Record.

Rule One Fund

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 BANK OZK                                                                                    Agenda Number:  935145602
--------------------------------------------------------------------------------------------------------------------------
    Security:  06417N103                                                             Meeting Type:  Annual
      Ticker:  OZK                                                                   Meeting Date:  04-May-2020
        ISIN:  US06417N1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Nicholas Brown                      Mgmt          No vote

1B.    Election of Director: Paula Cholmondeley                  Mgmt          No vote

1C.    Election of Director: Beverly Cole                        Mgmt          No vote

1D.    Election of Director: Robert East                         Mgmt          No vote

1E.    Election of Director: Kathleen Franklin                   Mgmt          No vote

1F.    Election of Director: Catherine B. Freedberg              Mgmt          No vote

1G.    Election of Director: Jeffrey Gearhart                    Mgmt          No vote

1H.    Election of Director: George Gleason                      Mgmt          No vote

1I.    Election of Director: Peter Kenny                         Mgmt          No vote

1J.    Election of Director: William Koefoed, Jr.                Mgmt          No vote

1K.    Election of Director: Walter J. Mullen                    Mgmt          No vote

1L.    Election of Director: Christopher Orndorff                Mgmt          No vote

1M.    Election of Director: John Reynolds                       Mgmt          No vote

1N.    Election of Director: Steven Sadoff                       Mgmt          No vote

1O.    Election of Director: Ross Whipple                        Mgmt          No vote

2.     To ratify the appointment of PricewaterhouseCoopers       Mgmt          No vote
       LLP as the Company's independent registered public
       accounting firm for the year ending December 31, 2020.

3.     To approve, on an advisory, non-binding basis, the        Mgmt          No vote
       compensation of the Company's named executive officers
       as disclosed in the Proxy Statement.

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 CF INDUSTRIES HOLDINGS, INC.                                                                Agenda Number:  935171734
--------------------------------------------------------------------------------------------------------------------------
    Security:  125269100                                                             Meeting Type:  Annual
      Ticker:  CF                                                                    Meeting Date:  20-May-2020
        ISIN:  US1252691001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Javed Ahmed                         Mgmt          No vote

1B.    Election of Director: Robert C. Arzbaecher                Mgmt          No vote

1C.    Election of Director: William Davisson                    Mgmt          No vote

1D.    Election of Director: John W. Eaves                       Mgmt          No vote

1E.    Election of Director: Stephen A. Furbacher                Mgmt          No vote

1F.    Election of Director: Stephen J. Hagge                    Mgmt          No vote

1G.    Election of Director: Anne P. Noonan                      Mgmt          No vote

1H.    Election of Director: Michael J. Toelle                   Mgmt          No vote

1I.    Election of Director: Theresa E. Wagler                   Mgmt          No vote

1J.    Election of Director: Celso L. White                      Mgmt          No vote

1K.    Election of Director: W. Anthony Will                     Mgmt          No vote

2.     Approval of an advisory resolution regarding the          Mgmt          No vote
       compensation of CF Industries Holdings, Inc.'s named
       executive officers.

3.     Ratification of the selection of KPMG LLP as CF           Mgmt          No vote
       Industries Holdings, Inc.'s independent registered
       public accounting firm for 2020.

4.     Shareholder proposal regarding the right to act by        Shr           No vote
       written consent, if properly presented at the meeting.

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 GILDAN ACTIVEWEAR INC.                                                                      Agenda Number:  935165476
--------------------------------------------------------------------------------------------------------------------------
    Security:  375916103                                                             Meeting Type:  Annual
      Ticker:  GIL                                                                   Meeting Date:  30-Apr-2020
        ISIN:  CA3759161035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       William D. Anderson                                       Mgmt          No vote
       Donald C. Berg                                            Mgmt          No vote
       Maryse Bertrand                                           Mgmt          No vote
       Marc Caira                                                Mgmt          No vote
       Glenn J. Chamandy                                         Mgmt          No vote
       Shirley E. Cunningham                                     Mgmt          No vote
       Russell Goodman                                           Mgmt          No vote
       Charles M. Herington                                      Mgmt          No vote
       Luc Jobin                                                 Mgmt          No vote
       Craig A. Leavitt                                          Mgmt          No vote
       Anne Martin-Vachon                                        Mgmt          No vote

2      Confirming the adoption of and to ratify the              Mgmt          No vote
       Shareholder Rights Plan; See Schedule "C" of the
       Management Proxy Circular.

3      Approving an advisory resolution on the Corporation's     Mgmt          No vote
       approach to executive compensation; See Schedule "D"
       to the Management Proxy Circular.

4      The appointment of KPMG LLP, Chartered Professional       Mgmt          No vote
       Accountants, as auditors for the ensuing year.

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 STURM, RUGER & COMPANY, INC.                                                                Agenda Number:  935161783
--------------------------------------------------------------------------------------------------------------------------
    Security:  864159108                                                             Meeting Type:  Annual
      Ticker:  RGR                                                                   Meeting Date:  13-May-2020
        ISIN:  US8641591081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: John A. Cosentino, Jr.              Mgmt          No vote

1B.    Election of Director: Michael O. Fifer                    Mgmt          No vote

1C.    Election of Director: Sandra S. Froman                    Mgmt          No vote

1D.    Election of Director: C. Michael Jacobi                   Mgmt          No vote

1E.    Election of Director: Christopher J. Killoy               Mgmt          No vote

1F.    Election of Director: Terrence G. O'Connor                Mgmt          No vote

1G.    Election of Director: Amir P. Rosenthal                   Mgmt          No vote

1H.    Election of Director: Ronald C. Whitaker                  Mgmt          No vote

1I.    Election of Director: Phillip C. Widman                   Mgmt          No vote

2.     The ratification of the appointment of RSM US LLP as      Mgmt          No vote
       the Independent Auditors of the Company for the 2020
       fiscal year.

3.     An advisory vote on the compensation of the Company's     Mgmt          No vote
       Named Executive Officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

World Funds Trust

(Registrant)

By	/s/ Karen Shupe
Name:	Karen Shupe
Title:	Principal Executive Officer

Date:  August 20, 2020